NAVIGATOR FINANCIAL SERVICES FUND
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      NAVIGATOR CLASS OF LEGG MASON FINANCIAL SERVICES FUND














                                   NAVIGATOR SHARES PROSPECTUS October 5, 1999










                                                    [LOGO]
                                                     LEGG
                                                    MASON
                                                    FUNDS

                                              HOW TO INVEST(SM)




     As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

       TABLE OF CONTENTS


       ABOUT THE FUND:
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
  1     Investment objective
  2     Principal risks
  3     Performance
  4     Fees and expenses of the fund
  5     Management

       ABOUT YOUR INVESTMENT:
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
   6     How to invest
   7     How to sell your shares
   8     Account policies
   9     Services for investors
  10     Dividends and taxes
  11     Financial highlights

       LEGG MASON INVESTORS TRUST, INC.
[GRAPHIC] INVESTMENT OBJECTIVE
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       LEGG MASON FINANCIAL SERVICES FUND



       INVESTMENT OBJECTIVE: Long-term growth of capital.

       PRINCIPAL INVESTMENT STRATEGIES:


       Gray, Seifert & Co., Inc., the fund's sub-adviser, under normal circumstances, concentrates the fund's investments by investing substantially all of the fund's assets in equity securities of issuers in the financial services industry that it believes are undervalued and thus may offer above-average potential for capital appreciation. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

       Financial services companies include, but are not limited to:

            o regional and money center banks

            o securities brokerage firms

            o asset management companies

            o savings banks and thrift institutions

            o specialty finance companies (e.g., credit card and mortgage providers)

            o insurance and insurance brokerage firms

            o government-sponsored agencies, such as Fannie Mae

            o financial conglomerates

            o foreign financial services companies (limited to 25% of total assets, not including ADRs)


       Investments may also include securities of companies that derive more than 50% of their revenues from providing products and services to the financial services industry, including software, hardware, publishing, news services, credit research and ratings services, Internet services and business services.

       The sub-adviser believes the financial services industry is undergoing many changes due to legislation reform and the shifting demographics of the population. In deciding what securities to buy, the sub-adviser analyzes an issuer's financial statements to determine earnings per share potential. It also reviews, as appropriate, the economy where the issuer does business, the products offered, its potential to benefit from industry changes, and the strength and goals of management.

       The sub-adviser will sell a security in the fund's portfolio if that security experiences earnings problems.

       For temporary defensive purposes, the fund may hold all or a portion of its assets in money market instruments, cash equivalents, short-term government and corporate obligations, or repurchase agreements. The fund may not achieve its investment objective when so invested.


                                                    Legg Mason Investors Trust 1
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[GRAPHIC] PRINCIPAL RISKS
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       IN GENERAL:



       An investment in the fund is not guaranteed; investors may lose money by investing in the fund. There is no guarantee that the fund will achieve its investment objective. The principal risks of investing in the fund are described below.

       MARKET RISK:


       Stock prices generally fluctuate more than those of other securities. A fund may experience a substantial or complete loss on an individual stock. Market risk may affect a single issuer, industry or section of the economy, or may affect the market as a whole.

       CONCENTRATION RISK:


       The fund invests primarily in securities in the financial services industry. A fund concentrating most of its investments in a single industry will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

       Financial services companies are subject to extensive government regulation. The profitability of financial services companies is dependent on the availability and cost of funds, and can fluctuate significantly when interest rates change. Economic downturns, credit losses and severe price competition can negatively affect this industry.


       CREDIT RISK:


       There is a risk that the fund's holdings in fixed income securities could be downgraded or could default in payment of principal or interest. Credit ratings are the opinions of the private companies that rate companies or their securities; they are not guarantees.

       FOREIGN SECURITIES RISK:


       Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country. Some foreign governments have defaulted on principal and interest payments.

       In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign stock markets may be less liquid and less regulated than U.S. stock markets.

       YEAR 2000:


       Like other mutual funds (and most organizations around the world), the fund could be adversely affected by computer problems related to the year 2000. These could interfere with the operations of the fund, its adviser, distributor or sub-adviser, and other outside service providers, and could impact companies in which the fund invests.

       While no one knows if these problems will have any impact on the fund or on financial markets in general, the adviser and its affiliates and the other service providers to the fund have reported that they are taking steps to protect fund investors. These include efforts to determine that the problems will not directly affect the systems used by major service providers.

       Whether these steps will be effective can only be known for certain in the year 2000.

2 Legg Mason Investors Trust
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[GRAPHIC] PERFORMANCE
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       As of the date of this prospectus, the Navigator Class of the fund has not commenced operations; therefore, no performance information is presented.


                                                    Legg Mason Investors Trust 3
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[GRAPHIC] FEES AND EXPENSES OF THE FUND
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       The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets, so they will lower its share price and dividends. Other expenses include transfer agency, custody, professional and registration fees.

                                NAVIGATOR CLASS


                   ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (A)
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  MANAGEMENT FEES (B)                                 1.00%
  DISTRIBUTION AND/OR
  SERVICE (12B-1) FEES                                 NONE
  OTHER EXPENSES                                      0.40%
--------------------------------------------------- ------
  TOTAL ANNUAL FUND
  OPERATING EXPENSES (B)                              1.40%

       (a) The fees and expenses shown are for the fiscal year ended December 31, 1998, and are calculated as a percentage of average net assets. As of the date of this prospectus, Navigator shares of the fund have not commenced operations.

       (b) Legg Mason Fund Adviser, Inc., as investment adviser, has voluntarily agreed to waive fees so that expenses of Navigator Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.25% of the fund's average daily net assets attributable to Navigator Class. This voluntary waiver will continue until May 1, 2000, and may be terminated at any time. With this waiver, estimated management fees and total annual fund operating expenses for the fund were 0.85% and 1.25%, respectively.

       EXAMPLE:


       This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.


  1 YEAR       3 YEARS     5 YEARS     10 YEARS
------------ ----------- ----------- -----------
  $143       $  443          N/A          N/A


4 Legg Mason Investors Trust
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[GRAPHIC] MANAGEMENT
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       ADVISER:



       Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, Maryland 21202, is the fund's investment adviser. The adviser is responsible for the actual investment management of the fund, including making investment decisions and placing orders to buy, sell or hold a particular security. The adviser has delegated investment advisory functions for the fund to a sub-adviser, as described below. The adviser also supervises all aspects of the operations of the fund as administrator.

       Prior to October 6, 1999, Bartlett & Co. served as investment adviser to the fund, under compensation arrangements substantially similar to those with the current adviser. For its services during the fiscal year ended December 31, 1998, the fund paid the adviser a fee of 1.00% of its average daily net assets, net of any waivers.

       The adviser acts as manager or adviser to investment companies with aggregate assets of $19.6 billion as of August 31, 1999.

       SUB-ADVISER:


       Gray, Seifert & Co., 380 Madison Avenue, New York, New York 10017, serves as investment sub-adviser to the fund. For its services, Gray, Seifert receives a monthly fee from the adviser equal to 60% of the fee actually paid to the adviser by the fund (net of any waivers). Gray, Seifert is known for its research and securities analysis with respect to the financial services industry. It has not previously advised a mutual fund; however, Gray, Seifert has been the evaluator of the Legg Mason Regional Bank and Thrift Unit Investment Trusts. As of August 31, 1999, Gray, Seifert had aggregate assets under management of $1.1 billion.

       PORTFOLIO MANAGEMENT:


       Miles Seifert and Amy LaGuardia are responsible for co-managing the fund. Mr. Seifert has been Chairperson of the Board and a Director of Gray, Seifert since its inception in 1980. Ms. LaGuardia has been Senior Vice President and Director of Research at Gray, Seifert for four years. Prior thereto, she was Vice President. She has been employed at Gray, Seifert since 1982.

       DISTRIBUTOR OF THE FUND'S SHARES:


       Legg Mason Wood Walker, Incorporated, 100 Light Street, Baltimore, Maryland 21202, is the distributor of the fund's shares under an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with offering fund shares, including compensation to its financial advisors; the printing and distribution of prospectuses, statements of additional information, and shareholder reports (after these have been printed and mailed to existing shareholders at the fund's expense); supplementary sales literature; and advertising materials.

       The distributor and the adviser may pay non-affiliated entities out of their own assets to support the distribution of Navigator shares and shareholder servicing.

       The adviser, sub-adviser and distributor are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.


                                                    Legg Mason Investors Trust 5
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[GRAPHIC] HOW TO INVEST
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       Navigator shares are currently offered for sale only to:


           o Institutional clients of Legg Mason Trust Company ("Institutional Clients") for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional Clients ("Customers").

           o Qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million.

           o Clients of Bartlett & Co. who, as of December 19, 1996, were shareholders of Bartlett Short Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary.

           o Any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates.

           o Certain institutions who were clients of Fairfield Group, Inc. as of February 28, 1999, for investment of their own monies and monies for which they act in a fiduciary capacity.

           o Shareholders of Class Y shares of Bartlett Financial Services Fund or Bartlett Europe Fund on October 5, 1999.


       Eligible investors may purchase Navigator shares through a brokerage account at Legg Mason. The minimum initial investment is $50,000 and the minimum for each purchase of additional shares is $100. Institutional Clients may set different minimums for their Customers' investments in accounts invested in Navigator shares.


       Customers of certain Institutional Clients that have omnibus accounts with the fund's transfer agent can purchase shares through those institutions. The distributor may pay such Institutional Clients for account servicing. Institutional Clients may charge their Customers for services provided in connection with the purchase and redemption of shares. Information concerning these services and any applicable charges will be provided by the Institutional Clients. This prospectus should by read by Customers in connection with any such information received by Institutional Clients. Any such fees, charges or requirements imposed by Institutional Clients will be in addition to the fees and requirements of this prospectus.


       Certain institutions that have agreements with Legg Mason or the fund may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. You should consult with your institution to determine the time by which it must receive your order to get that day's share price. It is the institution's responsibility to transmit your order to the fund in a timely fashion.


       Purchase orders received by Legg Mason before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to the selling organization.


       Primary Class shares and Class A shares of the fund are offered through a separate prospectus.

6 Legg Mason Investors Trust
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[GRAPHIC] HOW TO SELL YOUR SHARES
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       To redeem your shares by telephone:


            o Call 1-800-822-5544


       Please have available the number of shares (or dollar amount) to be redeemed and the account number.


       The fund will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.


       Customers of Institutional Clients may redeem only in accordance with instructions and limitations pertaining to their account at the institution.


       Redemption orders received by Legg Mason before the close of the Exchange will be transmitted to the fund's transfer agent. Your order will be processed at that day's net asset value. Redemption orders received by Legg Mason after the close of the Exchange will be processed at the closing net asset value on the next day the Exchange is open.


       Your order will be processed promptly and you will generally receive the proceeds by mail to the name and address on the account registration within a week. You may also have your telephone redemption requests paid by a direct wire to a previously designated domestic commercial bank account.


       Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.


                                                    Legg Mason Investors Trust 7
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[GRAPHIC] ACCOUNT POLICIES
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       CALCULATION OF NET ASSET VALUE:



       Net asset value per Navigator share is determined daily as of the close of the New York Stock Exchange, on every day the Exchange is open. To calculate the fund's Navigator share price, the fund's assets attributable to Navigator shares are valued and totaled, liabilities attributable to Navigator shares are subtracted, and the resulting net assets are divided by the number of Navigator shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under the guidance of the Board of Directors.


       Securities for which market quotations are readily available are valued at the last sale price of the day for a comparable position, or, in the absence of any such sales, the last available bid price for a comparable position. Where a security is traded on more than one market, the securities are generally valued on the market considered by the sub-adviser to be the primary market. Fixed income securities generally are valued using market quotations, independent pricing services that use prices provided by market makers, or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

       OTHER:


       Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.


       The fund reserves the right to:

              o Reject any order for shares or suspend the offering of shares for a period of time.

              o  Change its minimum investment amounts.

              o Delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.


8 Legg Mason Investors Trust
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[GRAPHIC] SERVICES FOR INVESTORS
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       CONFIRMATIONS AND ACCOUNT STATEMENTS:



       Confirmations will be sent to Institutional Clients after each transaction involving Navigator shares which will include the total number of shares being held by the transfer agent. The transfer agent will send confirmations of each purchase and redemption transaction (except a reinvestment of dividends or capital gain distributions). Beneficial ownership of shares by Customer accounts will be recorded by the Institutional Client and reflected in their regular account statements.

       EXCHANGE PRIVILEGE:


       Navigator shares of the fund may be exchanged for Navigator shares of any of the other Legg Mason funds or the Legg Mason money market funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.


       There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of the fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.


       The fund reserves the right to:

              o Terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.


              o Terminate or modify the exchange privilege after 60 days' written notice to shareholders.


       Some Institutional Clients may not offer all of the Navigator funds for exchange.

                                                    Legg Mason Investors Trust 9
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[GRAPHIC] DIVIDENDS AND TAXES
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       The fund declares and pays all dividends on an annual basis.



       Distributions of substantially all of the fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss) and any net realized gains from foreign currency transactions are generally declared and paid after the end of the tax year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.


       Your dividends and other distributions will be automatically reinvested in additional Navigator shares of the fund. If you wish to begin receiving dividends and/or other distributions in cash, you must notify the fund at least 10 days before the next dividend and/or other distribution is to be paid.


       If a shareholder has elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


       Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Navigator shares of the fund. Dividends from net investment company taxable income are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.


       The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.


       A tax statement will be sent to each investor at the end of each year detailing the tax status of your distributions.


       The fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.


       Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.


10 Legg Mason Investors Trust

[GRAPHIC] FINANCIAL HIGHLIGHTS
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       As of the date of this prospectus, the Navigator Class of the fund has not commenced operations.

                                                   Legg Mason Investors Trust 11

       LEGG MASON FINANCIAL SERVICES FUND
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       The following additional information about the fund is available upon request and without charge:


       STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) this prospectus. The SAI provides additional details about the fund and its policies.


       ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. These reports provide detailed information about each fund's portfolio holdings and operating results.

         TO REQUEST THE SAI OR ANY REPORTS TO SHAREHOLDERS, OR TO OBTAIN MORE
       INFORMATION:

            - call toll-free 1-800-822-5544

            - visit us on the Internet via http://www.leggmason.com

            - write to us at:   Legg Mason Wood Walker, Incorporated
                                100 Light Street, P.O. Box 1476
                                Baltimore, Maryland 21203-1476



       Information about the fund, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, D.C. (phone 1-800-SEC-0330). Reports and other information about the fund are available on the SEC's Internet site at http://www.sec.gov. Investors may also write to: SEC, Public Reference Section, Washington, D.C. 20549-6009. The SEC charges a fee for making copies.



 LMF-189                                                SEC file number 811-7692